PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Weighted Average Asset Allocation for the Funded Defined Benefit Pension Plans (Details)	Dec. 31, 2019	Dec. 31, 2018
United States
Disclosure of fair value of plan assets [line items]
Equity Securities	40.00%	35.00%
Fixed Income Securities (including cash)	43.00%	46.00%
Real Estate	3.00%	5.00%
Other	14.00%	14.00%
Total	100.00%	100.00%
Canada
Disclosure of fair value of plan assets [line items]
Equity Securities	44.00%	42.00%
Fixed Income Securities (including cash)	48.00%	50.00%
Real Estate	6.00%	6.00%
Other	2.00%	2.00%
Total	100.00%	100.00%
Brazil
Disclosure of fair value of plan assets [line items]
Equity Securities	6.00%	0.00%
Fixed Income Securities (including cash)	88.00%	78.00%
Real Estate	1.00%	1.00%
Other	5.00%	21.00%
Total	100.00%	100.00%
Europe
Disclosure of fair value of plan assets [line items]
Equity Securities	2.00%	3.00%
Fixed Income Securities (including cash)	73.00%	72.00%
Real Estate	0.00%	0.00%
Other	25.00%	25.00%
Total	100.00%	100.00%
- Asset classes that have a quoted market price in an active market | United States
Disclosure of fair value of plan assets [line items]
Equity Securities	13.00%	12.00%
Fixed Income Securities (including cash)	0.00%	0.00%
Real Estate	0.00%	0.00%
Other	5.00%	4.00%
- Asset classes that have a quoted market price in an active market | Canada
Disclosure of fair value of plan assets [line items]
Equity Securities	34.00%	33.00%
Fixed Income Securities (including cash)	42.00%	44.00%
Real Estate	0.00%	0.00%
Other	0.00%	2.00%
- Asset classes that have a quoted market price in an active market | Brazil
Disclosure of fair value of plan assets [line items]
Equity Securities	6.00%	0.00%
Fixed Income Securities (including cash)	88.00%	78.00%
Real Estate	1.00%	1.00%
Other	5.00%	21.00%
- Asset classes that have a quoted market price in an active market | Europe
Disclosure of fair value of plan assets [line items]
Equity Securities	2.00%	3.00%
Fixed Income Securities (including cash)	73.00%	67.00%
Real Estate	0.00%	0.00%
Other	5.00%	4.00%
- Asset classes that do not have a quoted market price in an active market | United States
Disclosure of fair value of plan assets [line items]
Equity Securities	27.00%	23.00%
Fixed Income Securities (including cash)	43.00%	46.00%
Real Estate	3.00%	5.00%
Other	9.00%	10.00%
- Asset classes that do not have a quoted market price in an active market | Canada
Disclosure of fair value of plan assets [line items]
Equity Securities	10.00%	9.00%
Fixed Income Securities (including cash)	6.00%	6.00%
Real Estate	6.00%	6.00%
Other	2.00%	0.00%
- Asset classes that do not have a quoted market price in an active market | Brazil
Disclosure of fair value of plan assets [line items]
Equity Securities	0.00%	0.00%
Fixed Income Securities (including cash)	0.00%	0.00%
Real Estate	0.00%	0.00%
Other	0.00%	0.00%
- Asset classes that do not have a quoted market price in an active market | Europe
Disclosure of fair value of plan assets [line items]
Equity Securities	0.00%	0.00%
Fixed Income Securities (including cash)	0.00%	5.00%
Real Estate	0.00%	0.00%
Other	20.00%	21.00%